UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Pamet Capital Management, L.P.
Address:              222 Berkeley Street, 22nd Floor
                      Boston, MA 02116

Form 13F File Number: 28-11903

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Jason Price
Title:                Chief Financial Officer
Phone:                (617) 646-6100

Signature, Place, and Date of Signing:

/s/ Jason Price                   Boston, MA                  May 14, 2007
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          None

List of Other Included Managers:            N/A

Form 13F Information Table Entry Total:     20

Form 13F Information Table Value Total:     2,000,812
                                            (x$1000)

                                     FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: PAMET CAPITAL MANAGEMENT, L.P.
                                        As of 3/31/07

  Column 1                    Column 2      Column 3   Column 4         Column 5        Column 6     Column 7      Column 8

                                                                                                                    Voting
  Name of                     Title of       CUSIP      Value     Shares or  SH/ PUT/   Investment    Other        Authority
  Issuer                       Class         Number    (x$1,000)  Principal  PRN CALL   Discretion   Managers
                                                                  Amount

                                                                                                                Sole   Shared  None

ALLEGHENY ENERGY INC          COM            017361106   194,108   3,950,100 SH          SOLE                  3,950,100
ALTRIA GROUP INC              COM            02209S103   151,490   1,725,200 SH          SOLE                  1,725,200
ARBITRON INC                  COM            03875Q108    93,177   1,984,598 SH          SOLE                  1,984,598
CROSSTEX ENERGY INC           COM            22765Y104    26,979     938,400 SH          SOLE                    938,400
CROWN CASTLE INTL CORP        COM            228227104   198,472   6,177,153 SH          SOLE                  6,177,153
ECHOSTAR COMMUNICATIONS NEW   CL A           278762109   232,811   5,360,600 SH          SOLE                  5,360,600
ERIE INDTY CO                 CL A           29530P102    69,878   1,324,192 SH          SOLE                  1,324,192
GATEHOUSE MEDIA INC           COM            367348109     1,522      75,000 SH          SOLE                     75,000
GENTEK INC                    COM NEW        37245X203    25,990     763,074 SH          SOLE                    763,074
HOSPIRA INC                   COM            441060100    97,452   2,382,700 SH          SOLE                  2,382,700
LIBERTY MEDIA HLDG CORP       INT COM SER A  53071M104   122,602   5,147,000 SH          SOLE                  5,147,000
MASTERCARD INC                CL A           57636Q104    56,838     535,000 SH          SOLE                    535,000
MOHAWK INDS INC               COM            608190104   126,693   1,544,100 SH          SOLE                  1,544,100
NVR INC                       COM            62944T105   208,005     312,790 SH          SOLE                    312,790
PORTLAND GEN ELEC CO          COM NEW        736508847       274       9,374 SH          SOLE                      9,374
SLM CORP                      COM            78442P106   184,823   4,518,900 SH          SOLE                  4,518,900
TAL INTL GROUP INC            COM            874083108    45,703   1,904,300 SH          SOLE                  1,904,300
TEMPUR PEDIC INTL INC         COM            88023U101    72,975   2,807,800 SH          SOLE                  2,807,800
USA MOBILITY INC              COM            90341G103    71,190   3,571,997 SH          SOLE                  3,571,997
WINTHROP RLTY TR              SH BEN INT     976391102    19,830   3,000,000 SH          SOLE                  3,000,000
